3. Significant Accounting Policies: Cash and Cash Equivalents (Policies)	12 Months Ended
Jul. 31, 2019
Policies
Cash and Cash Equivalents

(a)    Cash and Cash Equivalents

The Company considers cash equivalents are highly liquid instruments with a maturity of three months or less at the time of issuance or are readily redeemed into known amounts of cash.  As of July 31, 2019, the Company held cash, a term deposit and money market funds.